Financial Instruments	3 Months Ended
Jul. 31, 2026
Investments [Abstract]
Financial Instruments
Note 6. Financial Instruments
The Company holds equity investments without readily determinable fair values and investments accounted for under the equity method. Equity investments that do not have readily determinable fair values are included within Level 3 of the fair value hierarchy, as they are measured using the measurement alternative at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer.
The following table summarizes the Company’s equity and other investments at April 24, 2026 and April 25, 2025, which are classified as other assets in the consolidated balance sheets:

(in millions)	April 24, 2026	April 25, 2025
Investments without readily determinable fair values	$73	$73
Equity method investments	2	2
Total equity investments	$75	$75
The table below includes activities related to the Company’s portfolio of equity and other investments:

	Fiscal Year
(in millions)	2026	2025	2024
Proceeds from sales	$—	$—	$11
Impairment losses recognized	$1	$1	$1
Financial Instruments
Equity Investments
The Company holds equity investments without readily determinable fair values and investments accounted for under the equity method. Equity investments that do not have readily determinable fair values are included within Level 3 of the fair value hierarchy, as they are measured using the measurement alternative at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer.
The Company uses the equity method to account for investments in companies if it owns more than 20% of the investee company’s outstanding equity or the investment provides the Company with the ability to exercise significant influence but not control over the operating and financial policies of the investee. The Company assesses whether it has significant influence by considering various factors, including the nature and magnitude of the investment, voting rights held, and participation in the governance of the investee, if any. The Company may also consider additional relevant factors, such as the presence of other business relationships.
The following table summarizes the Company’s equity and other investments at July 31, 2026 and April 24, 2026, which are classified as other assets in the consolidated balance sheets:

(in millions)	July 31, 2026	April 24, 2026
Investments without readily determinable fair values	$73	$73
Equity method investments	2	2
Total equity investments	$75	$75
During the three months ended July 31, 2026 and July 25, 2025, the Company did not recognize any sales or impairments related to the Company’s portfolio of equity and other investments.
Non-Designated Hedging Contracts
During the quarter ended July 31, 2026, the Company entered into foreign currency forward contracts that were not designated as hedging instruments to offset the remeasurement gains and losses on foreign currency-denominated monetary assets and liabilities. These contracts were classified within Level 2 of the fair value hierarchy. The related fair values of these contracts were recorded to other current assets and other accrued expenses on the condensed consolidated balance sheet as of July 31, 2026, and were not material. The aggregate notional amount of these contracts was $499 million as of July 31, 2026. The net effect of gains and losses on the non-designated derivative instruments were recorded to other operating expense (income), net on the condensed consolidated statement of operations for the three months ended July 31, 2026 and were not material. The Company did not have any hedging activity during the prior year period presented.